FROST GROWTH EQUITY FUND October 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.7%
Communication Services — 13.9%
Alphabet, Cl C	45,558	$7,867,411
Alphabet, Cl A	45,853	7,845,907
Meta Platforms, Cl A	21,093	11,971,965
Netflix *	3,934	2,974,222
Spotify Technology *	8,305	3,198,255
		33,857,760
Consumer Discretionary — 14.8%
Airbnb, Cl A *	9,233	1,244,516
Amazon.com *	91,958	17,140,971
Booking Holdings	666	3,114,383
Chipotle Mexican Grill, Cl A *	73,332	4,089,726
Home Depot	7,924	3,120,075
Lululemon Athletica *	2,082	620,228
NIKE, Cl B	8,388	646,966
O'Reilly Automotive *	2,592	2,988,939
Tesla *	7,199	1,798,670
TJX	11,298	1,277,013
		36,041,487
Consumer Staples — 2.6%
Coca-Cola	26,063	1,702,175
Costco Wholesale	3,951	3,453,885
Monster Beverage *	24,414	1,286,129
		6,442,189
Energy — 0.4%
Hess	8,169	1,098,567

Financials — 7.7%
Cboe Global Markets	8,563	1,828,800
Mastercard, Cl A	13,250	6,619,568
Moody's	6,228	2,827,761
Visa, Cl A	26,131	7,574,070
		18,850,199
Health Care — 11.3%
AbbVie	10,115	2,062,145
Boston Scientific *	41,279	3,468,262
Charles River Laboratories International *	4,246	758,251
Danaher	9,184	2,256,141
Eli Lilly	11,061	9,177,754
Intuitive Surgical *	9,756	4,915,463
Merck	7,236	740,388
Regeneron Pharmaceuticals *	1,234	1,034,339
UnitedHealth Group	5,631	3,178,699
		27,591,442
Industrials — 3.3%
Canadian Pacific Kansas City	22,086	1,704,156
Eaton	3,662	1,214,246
General Electric	10,418	1,789,604
Uber Technologies *	47,609	3,430,228
		8,138,234
Information Technology — 44.4%
Adobe *	5,368	2,566,333
Advanced Micro Devices *	7,687	1,107,466
Apple	93,257	21,067,689
ASML Holding, Cl G	1,336	898,527
Atlassian, Cl A *	4,278	806,574
Broadcom	38,260	6,495,400
Datadog, Cl A *	14,039	1,761,052
Globant *	12,116	2,543,027
Intuit	3,235	1,974,320

Description	Shares	Value
Marvell Technology	27,742	$2,222,412
Microsoft	70,849	28,789,491
NVIDIA	206,168	27,370,864
QUALCOMM	7,803	1,270,094
Salesforce	3,038	885,182
ServiceNow *	5,349	4,990,564
Snowflake, Cl A *	3,054	350,660
Synopsys *	2,436	1,251,154
Workday, Cl A *	7,683	1,796,670
		108,147,479
Materials — 0.9%
Sherwin-Williams	5,809	2,084,095
Real Estate — 0.4%
American Tower ‡	4,009	856,082

Total Common Stock
(Cost $91,017,333)		243,107,534

Total Investments — 99.7%
(Cost $91,017,333)		$243,107,534
Percentages are based on Net Assets of $243,780,560.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

FIA-QH-001-3400

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 32.4%
Agency Mortgage-Backed Obligation — 20.8%
FHLMC
6.000%, 08/01/53 to 09/01/53	$46,428,501	$46,928,104
5.500%, 11/01/54	50,000,000	49,535,679
5.000%, 06/01/54	31,747,676	30,910,536
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	379,381	31,271
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,786,907	4,563,386
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	60,875	55
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	563,694	13,780
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	10,408,446	1,623,805
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	3,342,197	521,411
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	1,557,340	38,095
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	5,920,464	498,359
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	1,218,578	32,534
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	5,338,181	847,330
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	2,598,317	119,759
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	234,821	33,956
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,189,312	4,119,411
FHLMC, Ser 2019-4908, Cl AS, IO
1.129%, SOFR30A + 5.986%, 01/25/45 (A)	8,513,431	894,766
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	19,162,344	2,323,957
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	13,909,610	2,912,679
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (B)(C)	67,036,136	43,220,148
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	94,581,882	95,012,617
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	85,122,186	85,518,370
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	13,688,165	14,135,980
FNMA
6.500%, 11/01/53	41,199,173	42,171,126
6.000%, 09/01/53	18,500,913	18,476,667
5.500%, 05/01/44 to 01/01/54	21,811,657	21,675,314
5.000%, 07/01/53	18,641,193	18,185,846
4.500%, 08/01/41	1,691,119	1,654,020
3.000%, 11/01/46	3,481,570	3,059,522
2.710%, 09/01/29	8,000,000	7,358,130
2.180%, 01/01/27	5,000,000	4,757,607
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	878,819	15,273

Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	$1,276,195	$71,611
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	175,994	1,965
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	1,600,892	1,548,347
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,990,373	104,618
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,771,623
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	608,076	20,293
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	3,269,688	280,664
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	5,627,600	841,905
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	4,907,358	992,210
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,124,823	762,975
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	11,546,825	1,785,035
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	18,446,021	18,739,820
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	23,057,527	22,893,401
GNMA
6.500%, 01/20/54	8,652,062	8,824,202
6.000%, 10/20/54	5,000,000	5,004,498
GNMA, Ser 2013-170, Cl QI, IO
4.069%, 11/20/43 (A)	6,311,284	714,358
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	71,313	154
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	1,564,891	60,652
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,527,538	103,488
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	805,062	1,535
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,938,656	1,390,191
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	683,095	4,963
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	13,288,798	2,781,555
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	604,532	11,091
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	18,339,259	2,339,266
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,575,440	2,739,885
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	24,475,955	3,037,789
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(C)	29,686,098	21,382,532
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (B)(C)	17,838,804	13,364,019
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	7,469,647	7,484,481
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(C)	30,697,606	25,610,288

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	$18,971,663	$19,253,360
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,133,241
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	26,697,583	26,205,309
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	8,126,980	8,220,239
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	7,401,818	7,500,518
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	7,666,303	7,679,978
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	3,089,614	3,096,051
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	5,662,693	5,551,864

		736,499,467
Commercial Mortgage-Backed Obligation — 5.2%
280 Park Avenue Mortgage Trust, Ser 280P, Cl F
7.946%, TSFR1M + 3.127%, 09/15/34 (A)(D)	12,500,000	11,391,365
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	80,528	78,865
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	3,981,906
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	8,293,958
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,303,886
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(D)	8,000,000	7,200,594
BXMT, Ser 2020-FL2, Cl A
5.795%, TSFR1M + 1.014%, 02/15/38 (A)(D)	3,513,395	3,395,798
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.032%, 06/10/48 (A)	5,000,000	2,975,750
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.374%, 12/10/47 (A)	4,000,000	3,799,276
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.274%, 02/10/48 (A)(D)	9,000,000	5,583,191
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.766%, 04/10/47 (A)(D)	4,397,921	4,154,183
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
5.145%, TSFR1M + 0.364%, 04/15/37 (A)	10,191	10,181
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	911	907

Description	Face Amount	Value
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	$1,943,479	$1,860,315
DROP Mortgage Trust, Ser 2021-FILE, Cl D
7.669%, TSFR1M + 2.864%, 10/15/43 (A)(D)	15,000,000	12,381,471
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.945%, 11/25/52 (A)(D)	31,685,865	27,312,360
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	9,937,911
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.052%, 04/25/48 (A)(D)	5,000,000	4,902,625
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.915%, 08/25/49 (A)(D)	8,840,000	8,596,186
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(D)	18,514,437	18,588,198
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,237,751
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.323%, 06/15/49 (A)	4,328,000	2,324,716
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,899,709
TRTX Issuer, Ser 2021-FL4, Cl C
7.295%, TSFR1M + 2.514%, 03/15/38 (A)(D)	10,000,000	9,873,480
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.729%, 01/15/59 (A)	5,000,000	4,683,660
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	2,000,000	1,839,478
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,741,146
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(D)	5,000,000	4,784,803
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	7,310,000	7,126,214

		183,259,883
Non-Agency Residential Mortgage-Backed Obligation — 6.4%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(D)	1,812,187	1,496,392
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(D)	8,035,404	7,610,047
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (D)	5,000,000	4,809,618

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	$15,000,000	$15,235,653
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(E)	1,201,922	1,188,446
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	4,522,749	4,516,276
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(D)	4,892,604	4,928,512
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	731,676	665,485
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	94,899	88,972
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(D)	1,100,401	1,014,704
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.636%, TSFR1M + 2.832%, 03/15/41 (A)(D)	18,000,000	17,989,206
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
3.957%, 07/25/61 (A)(D)	15,000,000	14,068,450
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(D)	9,484,871	7,983,862
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(D)	6,172,704	6,120,137
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.419%, 08/25/54 (A)(D)	2,973,427	3,126,782
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(D)	11,863,886	10,468,854
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(D)	4,878,673	4,810,205
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.349%, 02/15/51 (A)	413,410	409,413
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(D)	4,000,000	3,338,744
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.716%, 05/15/49 (A)	2,413,000	2,272,504
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(E)	4,814,253	4,689,381
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,027,438	6,848,057

Description	Face Amount	Value
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (D)(E)	$5,564,219	$5,507,665
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(D)	6,000,000	5,960,878
PRET, Ser 2024-NPL3, Cl A1
7.520%, 04/27/54 (D)(E)	5,653,936	5,703,633
PRET, Ser 2024-NPL5, Cl A1
5.963%, 09/25/54 (D)(E)	4,000,000	3,959,147
PRET, Ser 2024-NPL6, Cl A2
8.716%, 10/25/54 (D)(E)	3,000,000	2,999,906
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (D)(E)	4,250,000	4,249,994
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (D)(E)	4,971,787	4,977,872
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (D)(E)	2,779,115	2,579,876
PRPM, Ser 2021-10, Cl A2
7.826%, 10/25/26 (D)(E)	8,032,173	7,998,171
PRPM, Ser 2021-5, Cl A2
6.721%, 06/25/26 (D)(E)	5,128,816	5,055,162
PRPM, Ser 2024-2, Cl A1
7.026%, 03/25/29 (D)(E)	1,836,228	1,837,837
PRPM, Ser 2024-3, Cl A1
6.994%, 05/25/29 (D)(E)	4,522,437	4,524,373
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	496,793	437,619
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (D)(E)	5,000,000	4,965,411
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.844%, 04/25/43 (A)(D)	43,933,269	1,013,962
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(D)	6,642,839	6,681,593
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(D)	14,373,565	14,259,681
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (D)(E)	5,000,000	4,999,984
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(D)	1,500,000	1,512,874
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (D)(E)	7,000,000	6,929,121
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,335,867	2,960,769
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,000,000	3,327,716

		226,122,944
Total Mortgage-Backed Securities
(Cost $1,157,112,852)		1,145,882,294

U.S. TREASURY OBLIGATIONS — 29.2%
U.S. Treasury Bonds
4.750%, 11/15/43	25,000,000	25,589,844
4.625%, 05/15/44	35,000,000	35,175,000
4.500%, 02/15/44	35,000,000	34,617,187
4.250%, 02/15/54	20,000,000	19,225,000

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
4.125%, 08/15/44 to 08/15/53	$220,000,000	$206,606,250
4.000%, 11/15/42	95,000,000	88,587,500
3.625%, 02/15/53	35,000,000	30,038,477
3.250%, 05/15/42	125,000,000	105,195,312
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/25	10,000,000	11,908,509
U.S. Treasury Notes
4.125%, 09/30/27	75,000,000	75,011,719
4.000%, 01/31/31 to 02/15/34	80,000,000	78,570,312
3.875%, 08/15/34	50,000,000	48,375,000
3.750%, 08/15/27 to 12/31/30	80,000,000	78,604,688
3.625%, 09/30/31	100,000,000	96,421,875
3.375%, 09/15/27	100,000,000	98,000,000
Total U.S. Treasury Obligations
(Cost $1,079,829,618)		1,031,926,673

CORPORATE OBLIGATIONS — 17.7%
Communication Services — 0.4%
Warnermedia Holdings
5.391%, 03/15/62	15,000,000	11,220,593
4.279%, 03/15/32	5,000,000	4,381,666
		15,602,259
Consumer Discretionary — 1.5%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,709,504
3.700%, 12/01/29	8,000,000	7,419,450
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	2,000,000	2,049,572
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	5,038,175
JBS USA Holding Lux Sarl
7.250%, 11/15/53(D)	4,863,000	5,458,178
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,076,549
STL Holding
8.750%, 02/15/29(D)	8,000,000	8,496,920
VistaJet Malta Finance
7.875%, 05/01/27(D)	14,863,000	14,468,630
6.375%, 02/01/30(D)	2,000,000	1,711,990
		49,428,968
Consumer Staples — 0.7%
J M Smucker
6.200%, 11/15/33	5,000,000	5,340,056
JBS USA Holding Lux Sarl
6.750%, 03/15/34(D)	10,000,000	10,753,430
6.500%, 12/01/52	5,000,000	5,141,357
Philip Morris International
5.125%, 02/15/30	2,500,000	2,530,807
		23,765,650
Energy — 3.1%
Apache
7.750%, 12/15/29	4,138,000	4,539,837
Barclays
9.625%, USISSO05 + 5.775%, 03/15/73(A)	5,000,000	5,501,895
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	2,000,000	2,160,357

Description	Face Amount	Value
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(D)	$5,000,000	$5,101,553
Golub Capital Private Credit Fund
5.800%, 09/12/29(D)	2,000,000	1,948,784
New England Power
2.807%, 10/06/50(D)	5,000,000	3,070,439
Paratus Energy Services
9.000% PIK, 07/15/26	2,114,563	2,103,977
9.000% PIK, 07/15/26(D)	4,433,363	4,411,169
Paratus Energy Services
9.500%, 06/27/29	37,500,000	37,171,875
Petroleos Mexicanos
10.000%, 02/07/33	5,000,000	5,299,794
Telford Finco
11.000%, 11/06/29	13,000,000	13,006,760
Waldorf Energy Finance
15.000%, 06/02/73	1,832,387	1,253,353
12.000%, 03/02/26(G)	7,439,085	5,132,968
Waldorf Production UK
13.000%, 09/02/25	11,021,065	11,020,976
13.000%, 09/02/25	10,624,769	10,624,280
		112,348,017
Financials — 7.1%
BAC Capital Trust XIV
5.608%, TSFR3M + 0.662%, 09/15/73(A)	9,870,000	8,427,918
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/73(A)	5,000,000	5,758,290
Barclays
8.000%, H15T5Y + 5.431%, 12/15/72(A)	30,250,000	31,266,642
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,046,523
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/73(A)	2,000,000	1,742,437
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,181,486
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,131,302
4.000%, 02/01/29	13,300,000	12,652,627
Comerica Bank
7.875%, 09/15/26	24,790,000	25,613,399
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/73(G)	10,000,000	1,000,000
Deutsche Bank
7.500%, USISDA05 + 5.003%, 04/30/73(A)	4,000,000	3,994,687
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	4,000,000	4,129,740
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	10,000,000	10,489,657
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,722,192
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,277,200

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
Farmers Exchange Capital
7.200%, 07/15/48(D)	$3,000,000	$3,103,309
7.050%, 07/15/28(D)	11,075,000	11,541,494
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/72(A)	5,000,000	4,787,651
Horace Mann Educators
7.250%, 09/15/28	5,000,000	5,345,162
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,714,744
Jefferies Financial Group MTN
6.000%, 09/16/36	620,000	620,993
JPMorgan Chase
4.979%, SOFRRATE + 0.930%, 07/22/28(A)	10,000,000	10,047,713
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,824,895
4.700%, 01/26/26	20,750,000	20,672,361
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,275,904
4.100%, 04/30/28	7,113,000	6,913,169
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,731,486
5.200%, 01/31/33	3,000,000	2,935,303
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/73(A)(D)	2,500,000	2,261,532
6.500%, H15T5Y + 5.620%, 11/13/72(A)(D)	14,492,000	12,456,890
Synovus Bank
5.625%, 02/15/28	8,000,000	7,956,465
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,136,091
3.700%, H15T5Y + 2.541%, 01/15/73(A)	3,273,000	3,067,644
		250,826,906
Industrials — 2.3%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,791,002
Boeing
7.008%, 05/01/64(D)	7,000,000	7,534,772
5.930%, 05/01/60	5,000,000	4,660,427
5.875%, 02/15/40	15,355,000	14,837,036
5.705%, 05/01/40	5,000,000	4,809,852
2.950%, 02/01/30	3,344,000	2,960,657
Brightline East
11.000%, 01/31/30(D)	2,000,000	1,806,151
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(D)	13,294,000	13,228,474
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,981,694
Flowserve
3.500%, 10/01/30	4,000,000	3,655,974
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	5,601,583	5,477,491
Leidos
2.300%, 02/15/31	3,291,000	2,805,354

Description	Face Amount	Value
nVent Finance Sarl
5.650%, 05/15/33	$3,000,000	$3,062,132
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,659,937
Twma Finance
13.000%, 02/08/27	3,500,000	3,666,615
		82,937,568
Information Technology — 1.9%
Apple
4.850%, 05/10/53	7,000,000	6,865,625
3.850%, 05/04/43	10,000,000	8,530,076
Avnet
3.000%, 05/15/31	7,000,000	6,013,748
Gartner
3.625%, 06/15/29(D)	3,000,000	2,800,093
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	20,859,389
Motorola Solutions
4.600%, 05/23/29	21,435,000	21,243,596
		66,312,527
Materials — 0.0%
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	313,371

Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32‡	750,000	647,905
Invitation Homes Operating Partnership
2.000%, 08/15/31‡	2,000,000	1,638,972
Sabra Health Care
3.200%, 12/01/31‡	3,920,000	3,389,291
		5,676,168
Utilities — 0.5%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,536,305
3.750%, 08/15/42	5,000,000	3,807,248
Sempra
6.000%, 10/15/39	6,000,000	6,152,605
		19,496,158
Total Corporate Obligations
(Cost $624,443,150)		626,707,592

ASSET-BACKED SECURITIES — 9.0%
Automotive — 5.8%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (D)	5,000,000	5,115,181
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	15,000,000	15,639,261
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl C
5.630%, 01/14/30 (D)	10,000,000	10,059,894
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl C
6.240%, 04/12/30 (D)	12,000,000	12,185,930

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl B
5.660%, 08/14/28 (D)	$3,000,000	$3,024,028
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (D)	8,000,000	8,085,447
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (D)	8,000,000	8,091,790
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (D)	5,000,000	4,958,698
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,701,621
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,856,750
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,884,842
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	10,761,763	10,893,366
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,932,837
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	5,500,000	5,332,427
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,192,127
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,512,101
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,809,066
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	8,145,259
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (D)	4,500,000	4,492,757
Ford Credit Auto Lease Trust, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	5,098,202
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	3,952,963
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,898,672
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	2,037,474

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (D)	$2,250,000	$2,255,825
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (D)	1,000,000	995,181
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (D)	3,333,333	3,320,959
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,917,840
Prestige Auto Receivables Trust, Ser 2024-2A, Cl D
5.150%, 07/15/30 (D)	4,000,000	3,928,318
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	5,340,435	5,348,296
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,293,106
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,995,035
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	12,673,438
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (D)	5,389,000	5,374,593
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	3,580,966	3,577,188

		202,580,472
Credit Card — 0.3%
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/28	4,000,000	3,992,930
Chase Issuance Trust, Ser 2023-A2, Cl A
5.080%, 09/15/30	7,000,000	7,143,142

		11,136,072
Other Asset-Backed Securities — 2.9%
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	1,250,000	1,244,438
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,629,034
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (D)	5,500,000	5,433,185
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	5,776,862
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,109,604	1,027,606

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	$5,230,202	$4,688,769
CIFC Funding, Ser 2022-2A, Cl A1
5.937%, TSFR3M + 1.320%, 04/19/35 (A)(D)	4,500,000	4,503,438
CIFC Funding, Ser 2022-2A, Cl B
6.467%, TSFR3M + 1.850%, 04/19/35 (A)(D)	9,125,000	9,134,198
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (D)	740,783	741,201
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	4,662,952	4,767,601
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	3,730,361	3,673,677
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	6,112,899	6,094,109
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,181,999	2,049,062
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,180,195	1,184,003
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (D)	8,000,000	7,955,637
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	1,492,021	1,495,282
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	2,165,220	2,152,321
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,194,967	1,773,832
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (D)	3,000,000	3,019,910
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,577,761
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	3,975,954
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	224,627	216,766
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	1,208,793	1,131,990
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/49 (D)	6,888,000	6,818,613
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (D)	652,917	609,061
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,278,613

Description	Face Amount	Value
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	$5,114,218	$4,687,312
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	3,272,813	3,084,728

		104,724,963
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	877,082	819,242

Total Asset-Backed Securities
(Cost $317,854,368)		319,260,749

COLLATERALIZED LOAN OBLIGATIONS — 4.7%
AMMC CLO 26, Ser 2023-26A, Cl B1
7.106%, TSFR3M + 2.450%, 04/15/36 (A)(D)	7,500,000	7,508,678
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
6.482%, TSFR3M + 1.850%, 10/18/31 (A)(D)	5,170,000	5,163,351
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.606%, TSFR3M + 3.950%, 10/15/37 (A)(D)	5,000,000	5,007,560
BlueMountain CLO, Ser 2021-2A, Cl A2R2
7.090%, TSFR3M + 1.962%, 08/20/32 (A)(D)	10,000,000	10,048,000
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
6.098%, TSFR3M + 1.442%, 01/14/32 (A)(D)	17,569,798	17,569,482
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
6.058%, TSFR3M + 1.402%, 07/15/31 (A)(D)	9,348,629	9,362,782
Elmwood CLO V, Ser 2024-2A, Cl D1RR
8.157%, TSFR3M + 3.150%, 10/20/37 (A)(D)	9,000,000	8,984,934
Golub Capital Partners, Ser 2017-21A, Cl AR
6.358%, TSFR3M + 1.732%, 01/25/31 (A)(D)	3,376,551	3,377,334
Golub Capital Partners, Ser 2017-24A, Cl AR
6.416%, TSFR3M + 1.862%, 11/05/29 (A)(D)	3,393,887	3,395,021
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
6.429%, TSFR3M + 1.812%, 04/20/34 (A)(D)	20,000,000	19,993,960
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.989%, TSFR3M + 1.342%, 07/16/31 (A)(D)	6,212,670	6,219,286
Oaktree CLO, Ser 2021-3A, Cl BR
6.629%, TSFR3M + 2.012%, 10/20/34 (A)(D)	13,500,000	13,493,250

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
OHA Credit Funding 7, Ser 2022-7A, Cl AR
5.917%, TSFR3M + 1.300%, 02/24/37 (A)(D)	$25,000,000	$25,035,875
Texas Debt Capital CLO, Ser 2023-1A, Cl A
6.417%, TSFR3M + 1.800%, 04/20/36 (A)(D)	4,000,000	4,014,560
Venture XIX, Ser 2018-19A, Cl ARR
6.178%, TSFR3M + 1.522%, 01/15/32 (A)(D)	17,663,086	17,677,888
Wind River CLO, Ser 2024-1A, Cl D
8.867%, TSFR3M + 4.250%, 04/20/37 (A)(D)	10,000,000	10,142,740
Total Collateralized Loan Obligations
(Cost $166,734,744)		166,994,701
	Shares
COMMON STOCK — 1.6%
Energy — 1.6%
Paratus Energy Services *	12,800,000	56,505,154

Total Common Stock
(Cost $–)		56,505,154
	Face Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
6.490%, 11/15/38	2,000,000	2,001,424
6.030%, 07/29/39	2,500,000	2,498,041
6.010%, 03/28/44	2,000,000	2,006,876
5.940%, 01/08/44	7,500,000	7,479,454
5.490%, 09/22/42	1,000,000	999,554
5.370%, 04/08/38	2,000,000	1,987,138
5.360%, 06/16/33	2,000,000	1,997,879
FHLB
6.250%, 10/28/54	2,000,000	1,997,406
6.125%, 10/30/54	1,375,000	—
6.000%, 04/12/38 to 07/15/39	17,101,132	17,156,058
5.940%, 04/20/43	2,000,000	2,000,213
5.625%, 02/14/34 to 02/23/39	7,000,000	6,999,079
2.150%, 09/23/36	1,500,000	1,139,945
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,595,446
Total U.S. Government Agency Obligations
(Cost $56,743,330)		54,858,513

MUNICIPAL BONDS — 1.3%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	2,973,537
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,320,356
Cornell University
4.835%, 06/15/34	2,000,000	1,999,407
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,521,545	4,397,203
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250

Description	Face Amount	Value
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	$3,315,000	$33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,723,000	1,859,021
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,707,156
1.836%, 02/15/32	1,890,000	1,575,886
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,010,181
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	3,997,131
TransJamaican Highway
5.750%, 10/10/36(D)	1,321,069	1,221,989
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	12,570,000	10,948,021
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,162,169
Total Municipal Bonds
(Cost $55,737,167)		47,256,907

SOVEREIGN DEBT — 0.3%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,856,440
Kenya Government International Bond
7.250%, 02/28/28 (D)	3,000,000	2,870,973
Provincia de Buenos Aires
6.625%, 09/01/37 (D)(E)	321,736	183,390
Ukraine Government International Bond
1.750%, 08/01/25 to 08/01/25 (E)	2,403,678	1,344,858
0.000%, 02/01/27 to 02/01/27 (E)	1,382,113	610,465
Total Sovereign Debt
(Cost $9,360,864)		8,866,126
	Shares
COMMERCIAL PAPER — 0.8%
Bacardi Martini
5.111%, 11/14/24 (H)	3,200,000	3,193,545
Boston Properties Ltd
4.938%, 11/25/24 (H)	2,100,000	2,092,847
Brookfield Corp
5.124%, 11/08/24 (H)	3,441,000	3,437,043
Brookfield Infrastructure
5.074%, 12/04/24 (H)	2,017,000	2,007,698
Dentsply Sirona Inc
5.311%, 11/14/24 (H)	3,000,000	2,993,658
Dow Chemical
4.923%, 11/20/24 (H)	2,100,000	2,094,260
Glencore Funding LLC
4.982%, 11/04/24 (H)	2,100,000	2,098,844

FROST TOTAL RETURN BOND FUND October 31, 2024 (Unaudited)

Description	Shares	Value
Liberty Utilities Co
4.904%, 11/20/24 (H)	$2,100,000	$2,094,295
Macquarie International Finance
4.928%, 11/14/24 (H)	1,000,000	998,117
Quanta Service Inc
5.134%, 11/05/24 (H)	3,000,000	2,997,827
Tri-State Generation & Transmission
4.982%, 11/04/24 (H)	1,321,000	1,320,278
VW Credit
4.975%, 11/21/24 (H)	2,100,000	2,094,013
Total Commercial Paper
(Cost $27,426,209)		27,422,425

REPURCHASE AGREEMENT(I) — 1.2%
Tri Party Overnight
4.800%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $44,005,867 (collateralized by various Government Obligations, ranging in par value $9 - $10,000,000, 0.750% - 9.250%, 01/30/2030 - 07/20/2054, with a total market value of $45,254,432)	44,000,000	44,000,000

Total Repurchase Agreement
(Cost $44,000,000)		44,000,000

Total Investments — 99.8%
(Cost $3,539,242,302)		$3,529,681,134

Percentages are based on Net Assets of $3,535,645,349.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2024 was $992,158,854 and represents 28.1% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2024. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3400

FROST CREDIT FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 41.8%
Communication Services — 2.7%
ANGI Group
3.875%, 08/15/28(A)	$2,000,000	$1,809,574
News
5.125%, 02/15/32(A)	2,000,000	1,916,582
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,578,001
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,901,838
Warnermedia Holdings
4.279%, 03/15/32	2,750,000	2,409,916
		10,615,911
Consumer Discretionary — 6.7%
Airswift Global
10.000%, 02/28/29(A)	3,000,000	3,082,779
American Axle & Manufacturing
5.000%, 10/01/29	1,000,000	904,756
APX Group
5.750%, 07/15/29(A)	3,000,000	2,960,304
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,016,511
Bloomin' Brands
5.125%, 04/15/29(A)	2,500,000	2,318,223
Choice Hotels International
5.850%, 08/01/34	2,000,000	2,011,455
3.700%, 12/01/29	2,000,000	1,854,862
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	4,099,145
Dillard's
7.000%, 12/01/28	500,000	523,834
Newell Brands
6.375%, 05/15/30	500,000	502,285
Nissan Motor Acceptance
7.050%, 09/15/28(A)	1,000,000	1,038,275
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,124,230
Upbound Group
6.375%, 02/15/29(A)	1,000,000	951,548
VistaJet Malta Finance
7.875%, 05/01/27(A)	2,500,000	2,433,666
		25,821,873
Consumer Staples — 2.5%
J M Smucker
6.500%, 11/15/53	2,000,000	2,201,641
JBS USA Holding Lux Sarl
6.750%, 03/15/34(A)	2,000,000	2,150,686
6.500%, 12/01/52	1,000,000	1,028,271
Philip Morris International
5.125%, 02/15/30	2,000,000	2,024,645
Walgreens Boots Alliance
4.800%, 11/18/44	3,000,000	2,206,983
		9,612,226
Energy — 5.1%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,553,591
Borr IHC
10.000%, 11/15/28(A)	1,153,902	1,179,998
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,712,798
Oglethorpe Power
5.800%, 06/01/54(A)	2,000,000	2,035,772

Description	Face Amount	Value
PBF Holding
7.875%, 09/15/30(A)	$2,000,000	$1,996,583
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,554,312
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	516,582
Telford Finco
11.000%, 11/06/29	1,500,000	1,500,780
Topaz Solar Farms
5.750%, 09/30/39(A)	4,706,012	4,688,144
		19,738,560
Financials — 8.0%
Arthur J Gallagher
5.750%, 07/15/54	2,000,000	2,012,592
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	2,977,570
Brown & Brown
5.650%, 06/11/34	3,000,000	3,053,359
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/73(B)	2,500,000	2,178,046
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,032,435
Discover Financial Services
6.700%, 11/29/32	2,000,000	2,151,673
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,118,800
Golub Capital BDC
7.050%, 12/05/28	800,000	831,825
Huntington National Bank
5.699%, SOFRRATE + 1.215%, 11/18/25(B)	1,500,000	1,499,965
LPL Holdings
6.000%, 05/20/34	3,000,000	3,060,570
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	978,434
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/73(B)	2,000,000	2,085,000
Synchrony Bank
5.625%, 08/23/27	1,000,000	1,007,658
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(B)	500,000	507,901
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	500,000	499,912
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/26(A)(B)	1,000,000	1,007,695
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,034,023
Westpac Banking
2.894%, H15T5Y + 1.350%, 02/04/30(B)	2,000,000	1,984,832
		31,022,290
Industrials — 9.0%
Boeing
5.150%, 05/01/30	2,000,000	1,973,876

FROST CREDIT FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
2.196%, 02/04/26	$1,000,000	$963,042
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	4,103,000	4,082,776
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	4,089,613
Concentrix
6.850%, 08/02/33	2,000,000	2,014,669
Flowserve
3.500%, 10/01/30	2,000,000	1,827,987
GATX
6.050%, 03/15/34	2,000,000	2,098,685
Hexcel
4.950%, 08/15/25	2,000,000	1,992,340
Huntington Ingalls Industries
4.200%, 05/01/30	3,000,000	2,861,567
Icahn Enterprises
9.750%, 01/15/29	1,000,000	999,248
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,543,210
Molex Electronic Technologies
3.900%, 04/15/25(A)	3,000,000	2,978,028
nVent Finance Sarl
5.650%, 05/15/33	1,000,000	1,020,711
Owens Corning
5.950%, 06/15/54	3,000,000	3,084,166
Regal Rexnord
6.300%, 02/15/30	1,500,000	1,553,312
Twma Finance
13.000%, 02/08/27	1,500,000	1,571,407
		34,654,637
Information Technology — 4.7%
Apple
3.850%, 05/04/43	2,000,000	1,706,015
Consensus Cloud Solutions
6.000%, 10/15/26(A)	2,000,000	1,978,178
Corning
5.450%, 11/15/79	2,000,000	1,873,103
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,728,006
Flex
5.250%, 01/15/32	2,000,000	1,982,251
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,881,613
Kyndryl Holdings
4.100%, 10/15/41	4,929,000	3,882,630
		18,031,796
Real Estate — 1.8%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,068,310
3.250%, 01/15/32‡	2,500,000	2,159,682
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	1,962,125
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,729,230
		6,919,347
Utilities — 1.3%
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,067,137
Entergy Texas
5.550%, 09/15/54	1,000,000	994,797

Description	Face Amount	Value
Pacific Gas and Electric
4.500%, 07/01/40	$1,000,000	$866,937
		4,928,871
Total Corporate Obligations
(Cost $160,694,626)		161,345,511

COLLATERALIZED LOAN OBLIGATIONS — 18.7%
610 Funding CLO 2, Ser 2024-2RA, Cl BR3
6.967%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	2,003,052
Apidos CLO XI, Ser 2021-11A, Cl ER3
11.479%, TSFR3M + 6.832%, 04/17/34 (A)(B)	1,000,000	998,091
Apidos CLO XL, Ser 2024-40A, Cl CR
6.606%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	5,000,420
Apidos CLO XL, Ser 2024-40A, Cl ER
10.256%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	999,323
Bain Capital Credit CLO, Ser 2024-2A, Cl AR2
5.778%, TSFR3M + 1.130%, 10/17/32 (A)(B)	2,993,153	2,994,245
Battalion CLO 17, Ser 2024-17A, Cl CR
6.867%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	5,011,345
Battalion CLO XXIII, Ser 2024-23A, Cl BR
6.456%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	1,998,920
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.606%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,004,536
BlueMountain XXX, Ser 2022-30A, Cl ER
11.356%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,977,344
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
6.709%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,252,308
Chenango Park, Ser 2018-1A, Cl B
6.768%, TSFR3M + 2.112%, 04/15/30 (A)(B)	1,000,000	998,936
CIFC Funding, Ser 2018-1A, Cl C
6.644%, TSFR3M + 2.012%, 04/18/31 (A)(B)	500,000	500,119
CIFC Funding, Ser 2024-4A, Cl CR
7.073%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,747,847
Dryden 76 CLO, Ser 2024-76A, Cl BR2
6.406%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	2,998,380

FROST CREDIT FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR
6.517%, TSFR3M + 1.900%, 07/20/37 (A)(B)	$5,000,000	$5,000,515
GoldenTree Loan Management US CLO 19, Ser 2024-19A, Cl B
6.517%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,017,589
Golub Capital Partners, Ser 2017-17A, Cl BR
7.788%, TSFR3M + 3.162%, 10/25/30 (A)(B)	1,500,000	1,514,460
Golub Capital Partners, Ser 2017-21A, Cl CR
7.338%, TSFR3M + 2.712%, 01/25/31 (A)(B)	3,000,000	2,996,076
Golub Capital Partners, Ser 2017-24A, Cl DR
8.716%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	2,003,762
Golub Capital Partners, Ser 2018-26A, Cl BR
6.429%, TSFR3M + 1.812%, 04/20/31 (A)(B)	1,000,000	999,480
Golub Capital Partners, Ser 2018-36A, Cl B
6.466%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	2,000,952
Golub Capital Partners, Ser 2018-36A, Cl C
6.916%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,496,547
LCM XXII, Ser 2018-22A, Cl BR
6.879%, TSFR3M + 2.262%, 10/20/28 (A)(B)	1,500,000	1,501,442
Magnetite XXIX, Ser 2024-29A, Cl BR
6.992%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	3,998,992
Magnetite XXIX, Ser 2024-29A, Cl DR
8.292%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	3,032,793
Magnetite XXXVIII, Ser 2024-38A, Cl B
6.656%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,016,630
Magnetite XXXVIII, Ser 2024-38A, Cl D
8.156%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	1,018,180
Magnetite XXXVIII, Ser 2024-38A, Cl E
11.156%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	1,012,543
MCF CLO VIII, Ser 2024-1A, Cl BR
7.032%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	3,025,977
Race Point IX, Ser 2017-9A, Cl BR
7.068%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	3,995,728

Description	Face Amount	Value
Race Point IX, Ser 2017-9A, Cl DR
11.818%, TSFR3M + 7.162%, 10/15/30 (A)(B)	$2,000,000	$1,885,552
Total Collateralized Loan Obligations
(Cost $71,939,454)		72,002,084

ASSET-BACKED SECURITIES — 17.7%
Automotive — 11.1%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,500,000	1,483,296
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,575,274
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,023,036
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,042,617
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,034,421
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	1,983,479
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,024,756
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,947,948
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,273,061
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	964,188
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	1,349,742	1,289,130
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,574,744
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,069,921
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,493,509
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,422,027

FROST CREDIT FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	$3,250,000	$3,184,651
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	934,507
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,442,817
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	2,985,542
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,377,155
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	591,747
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,035,196
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,470,215
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	507,479
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	998,759
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,064,101

		42,793,576
Credit Card — 0.6%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,523,629

Other Asset-Backed Securities — 6.0%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,340,885
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,596,020
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	807,870
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	2,000,000	1,975,704
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.829%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	1,005,681
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	962,810

Description	Face Amount	Value
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	$1,952,750	$1,943,125
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	976,375	971,452
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	148,157	148,240
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,556,349
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	932,590	918,419
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,491,682
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	298,404	296,626
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	155,508	136,974
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	497,583
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	345,817
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	993,989
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	37,438	36,128
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,469,319
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,952,000	2,919,460
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	512,762

		22,926,895
Total Asset-Backed Securities
(Cost $68,288,200)		68,244,100

MORTGAGE-BACKED SECURITIES — 5.6%
Commercial Mortgage-Backed Obligation — 1.3%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	637,997
BXMT, Ser 2020-FL2, Cl A
5.795%, TSFR1M + 1.014%, 02/15/38 (A)(B)	270,261	261,215
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.374%, 12/10/47 (B)	1,000,000	949,819
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.274%, 02/10/48 (A)(B)	1,517,000	941,078

FROST CREDIT FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.052%, 04/25/48 (A)(B)	$1,000,000	$980,525
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	974,858

		4,745,492
Non-Agency Residential Mortgage-Backed Obligation — 4.3%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	892,823	845,561
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	1,000,000	961,924
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,031,420
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	815,434	821,419
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.636%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	1,998,801
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	506,231	493,100
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (A)(C)	618,247	611,963
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,837,937
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (A)(C)	2,253,214	2,255,972
PRPM, Ser 2021-10, Cl A2
7.826%, 10/25/26 (A)(C)	1,004,022	999,771
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	993,082
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	999,997
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	989,874
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,000,000	831,929

		16,672,750
Total Mortgage-Backed Securities
(Cost $21,985,202)		21,418,242
	Shares
PREFERRED STOCK — 0.0%
Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	53,558
Total Preferred Stock
(Cost $64,528)		53,558

COMMERCIAL PAPER — 5.0%
Bacardi Martini
5.111%, 11/14/24 (D)	2,000,000	1,995,966
Boston Properties Ltd
4.938%, 11/25/24 (D)	2,000,000	1,993,188

Description	Shares	Value
Brookfield Corp
5.126%, 11/08/24 (D)	$2,000,000	$1,997,700
Brookfield Infrastructure
5.074%, 12/04/24 (D)	2,000,000	1,990,776
Dentsply Sirona Inc
5.311%, 11/14/24 (D)	2,000,000	1,995,772
Dow Chemical
4.924%, 11/20/24 (D)	2,000,000	1,994,533
Glencore Funding LLC
4.982%, 11/04/24 (D)	2,000,000	1,998,899
Liberty Utilities Co
4.904%, 11/20/24 (D)	2,000,000	1,994,566
Quanta Service Inc
5.134%, 11/05/24 (D)	2,000,000	1,998,552
VW Credit
4.974%, 11/21/24 (D)	1,450,000	1,445,866
Total Commercial Paper
(Cost $19,408,399)		19,405,818

REPURCHASE AGREEMENT(E) — 10.9%
Tri Party Overnight
4.800%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $42,005,600 (collateralized by various Government Obligations, ranging in par value $499,987 - $14,961,664, 0.750% - 6.125%, 07/09/2030 - 10/25/2054, with a total market value of $43,217,743)	42,000,000	42,000,000

Total Repurchase Agreement
(Cost $42,000,000)		42,000,000

Total Investments — 99.7%
(Cost $384,380,409)		$384,469,313

Percentages are based on Net Assets of $385,649,239.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2024 was $213,061,778 and represents 55.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2024. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3400

FROST LOW DURATION BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 38.6%
U.S. Treasury Notes
4.375%, 11/30/28	$25,000,000	$25,192,383
4.000%, 02/29/28 to 01/31/29	70,000,000	69,593,945
3.875%, 10/15/27	10,000,000	9,931,250
Total U.S. Treasury Obligations
(Cost $104,178,942)		104,717,578

ASSET-BACKED SECURITIES — 30.9%
Automotive — 14.0%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl C
6.440%, 10/12/29 (A)	5,000,000	5,064,794
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,021,362
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	179,371	178,212
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,567,684
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,068,712	1,066,905
DT Auto Owner Trust, Ser 2022-2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,996,187
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,518,450
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	4,995,475
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,653,869
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	16,842	16,521
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,278,290
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	161,229	159,577
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,836,298
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,385,583
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,082,518

		37,821,725

Description	Face Amount	Value
Credit Card — 2.9%
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	$5,000,000	$4,951,432
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	1,028,078	1,019,684
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	2,000,000	2,030,376

		8,001,492
Other Asset-Backed Securities — 13.9%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,960,082
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	850,444
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	146,969	145,983
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	3,398,430	3,435,160
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,463,507	1,335,588
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	592,626	592,961
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	602,923	603,453
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	2,150,493	2,157,916
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	3,000,000	2,995,679
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	643,671	473,913
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	148,693	144,056
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,827,472
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,244,683	1,206,541
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	2,043,472
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,969,943
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,789,683

FROST LOW DURATION BOND FUND October 31, 2024 (Unaudited)

Description	Face Amount	Value
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	$1,806,476	$1,827,072
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	1,252,687	1,217,267

		37,576,685
Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	339,222	316,851

Total Asset-Backed Securities
(Cost $84,187,672)		83,716,753

CORPORATE OBLIGATIONS — 20.6%
Communication Services — 1.0%
News
3.875%, 05/15/29 (A)	3,000,000	2,791,816
Consumer Discretionary — 1.5%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	4,030,540
Financials — 4.5%
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	4,000,000	4,032,978
4.200%, 10/29/25	5,000,000	4,963,427
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,247,738
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	2,006,426
		12,250,569
Industrials — 5.5%
Delta Air Lines
7.000%, 05/01/25(A)	5,000,000	5,040,727
Molex Electronic Technologies
3.900%, 04/15/25(A)	10,030,000	9,956,539
		14,997,266
Information Technology — 7.0%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,626,326
Gartner
3.625%, 06/15/29(A)	5,000,000	4,666,822
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,575,709
		18,868,857
Real Estate — 1.1%
COPT Defense Properties
2.250%, 03/15/26	3,000,000	2,885,431

Total Corporate Obligations
(Cost $56,909,932)		55,824,479

U.S. GOVERNMENT AGENCY OBLIGATION — 3.7%
FHLB
5.050%, 10/24/31	10,000,000	9,949,524
Total U.S. Government Agency Obligation
(Cost $9,974,933)		9,949,524

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 0.8%
Commercial Mortgage-Backed Obligation — 0.5%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	$1,223,487	$1,186,416

Non-Agency Residential Mortgage-Backed Obligation — 0.3%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	815,434	821,419

Total Mortgage-Backed Securities
(Cost $2,071,023)		2,007,835
	Shares
COMMERCIAL PAPER — 1.1%
Brookfield Infrastructure
5.074%, 12/04/24 (C)	1,000,000	995,388
Dentsply Sirona Inc
5.311%, 11/14/24 (C)	1,000,000	997,886
Quanta Service Inc
5.134%, 11/05/24 (C)	1,000,000	999,276
Total Commercial Paper
(Cost $2,992,887)		2,992,550

REPURCHASE AGREEMENT(D) — 6.6%
Tri Party Overnight
4.800%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $18,002,400 (collateralized by various Government Obligations, ranging in par value $765,000 - $9,000,000, 3.000% - 8.750%, 01/30/2030 - 05/25/2054, with a total market value of $18,381,536)	18,000,000	18,000,000

Total Repurchase Agreement
(Cost $18,000,000)		18,000,000

Total Investments — 102.3%
(Cost $278,315,389)		$277,208,719

Percentages are based on Net Assets of $271,078,966.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2024 was $97,636,873 and represents 36.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3400

Glossary October 31, 2024 (Unaudited)

Fund Abbreviations
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
H15T10Y — 10 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFR30A — Secured Overnight Financing Rate 30 Day Average
SOFRRATE — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
US0001M — ICE LIBOR USD 1 Month
USISDA05 — USD ICE Swap 11:00 NY 5 Yr

Currency Abbreviations
USD — U.S. Dollar